ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Jan. 31, 2022
Stockholders' Equity Note [Abstract]
Summary of Components of Accumulated Other Comprehensive Loss	The following table summarizes changes in the components of our accumulated other comprehensive loss for the years ended January 31, 2022, 2021, and 2020:

(in thousands)	Unrealized Gains (Losses) on Derivative Financial Instruments Designated as Hedges	Foreign Currency Translation Adjustments	Total
Accumulated other comprehensive loss at February 1, 2019	(809)	(12,653)	(13,462)
Other comprehensive income (loss) before reclassifications	1,755	(1,866)	(111)
Amounts reclassified out of accumulated other comprehensive loss	350	—	350
Net other comprehensive income (loss)	1,405	(1,866)	(461)
Accumulated other comprehensive income (loss) at January 31, 2020	596	(14,519)	(13,923)
Other comprehensive income (loss) before reclassifications	1,599	(1,545)	54
Amounts reclassified out of accumulated other comprehensive income (loss)	1,636	—	1,636
Net other comprehensive (loss) income	(37)	(1,545)	(1,582)
Accumulated other comprehensive income (loss) at January 31, 2021	$559	$(16,064)	$(15,505)
Other comprehensive income (loss) before reclassifications	1,229	(5)	1,224
Amounts reclassified out of accumulated other comprehensive income	2,398	—	2,398
Net other comprehensive (loss) income	(1,169)	(5)	(1,174)
Accumulated other comprehensive loss at January 31, 2022	$(610)	$(16,069)	$(16,679)

Schedule of Amounts Reclassified Out of Accumulated Other Comprehensive Loss	The amounts reclassified out of accumulated other comprehensive loss into the consolidated statements of operations, with presentation location, for the years ended January 31, 2022, 2021, and 2020, were as follows:

	Year Ended January 31,			Financial Statement Location
(in thousands)	2022	2021	2020
Unrealized gains (losses) on derivative financial instruments:
Foreign currency forward contracts	$6	$39	$54	Cost of software revenue
	40	117	(42)	Cost of software service revenue
	225	92	61	Cost of professional service and other revenue
	1,190	960	208	Research and development, net
	853	674	108	Selling, general and administrative
	2,314	1,882	389	Total, before income taxes
	84	(246)	(39)	(Provision) benefit for income taxes
	$2,398	$1,636	$350	Total, net of income taxes